Shareholder Report, Holdings (Details)_3	Jun. 30, 2024
Class 1 | Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
Class 1 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Class 1 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
Class 1 | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Class 1 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Class 1 | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Class 1 | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class 1 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class 1 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class 1 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class 1 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class 1 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class 2 | Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
Class 2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
Class 2 | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
Class 2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
Class 2 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Class 2 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Class 2 | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class 2 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class 2 | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Class 2 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class 2 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class 2 | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%